As Filed with the Securities and Exchange Commission
                              August 22, 1997

                                        1933 Act Registration No. 333-30053

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.  ___      Post-Effective Amendment No. 1

THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
--------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM   87501
----------------------------------------------   -----
(Address of Principal Executive Offices)         (Zip Code)

Area Code and Telephone Number:  (505) 984-0200
                                 --------------
H. Garrett Thornburg, Jr.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
---------------------------------------
(Name and Address of Agent for Service)

Charles W. N. Thompson, Jr.
White, Koch, Kelly & McCarthy, P. A.
Post Office Box 787
Santa Fe, New Mexico  87504-0787
------------------------------------
(Copies of all Correspondence)



     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24(f) under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1996 on August 26, 1996, and proposes to file the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1997 on August 22, 1997.

                              EXPLANATORY NOTE


     This Registration Statement includes two combined Prospectus/Proxy Statements, which relate respectively to two of the Registrant's separate series, THORNBURG INTERMEDIATE MUNICIPAL FUND and THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND. The two Prospectus/Proxy Statements, together with the related Statements of Additional Information, were filed in definitive form on August 6, 1997 in accordance with Rule 497, and are incorporated herein by reference.

     This post-effective amendment is made pursuant to the Registrant's undertaking to file opinions of counsel supporting the tax consequences of the proposed acquisitions of assets and issuance of shares described in this Registration Statement. The form of opinion is filed as two exhibits to this amendment, and is proposed to be delivered at the closing of the each of the reorganizations.

                THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
         (Thornburg Limited Term Municipal Fund National Portfolio)
                      Form N-14 Cross Reference Sheet

Part A.                                          Prospectus/Proxy Statement
Item No. and Caption                             Statement Caption

1.   Beginning of Registration Statement         Cover Page
     and Outside Front Cover Page of
     Prospectus

2.   Beginning and Outside Back Cover of         Table of Contents
     Prospectus

3.   Fee Table, Synopsis Information and         Summary of the Proposed
     Risk Factors                                Reorganization; Principal
                                                 Risk Factors; Comparative
                                                 Fee Table; Comparison of
                                                 Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie and Thornburg
                                                 Funds; Purchase,
                                                 Redemption and Exchange
                                                 Procedures of Mackenzie
                                                 and Thornburg Funds;
                                                 Comparative Information on
                                                 Shareholder Rights

4.   Information About the Transaction           Summary of the Proposed
                                                 Reorganization;
                                                 Information About the
                                                 Reorganization

5.   Information About the Registrant            Summary of the Proposed
                                                 Reorganization; Investment
                                                 Advisers and Distributors
                                                 of Mackenzie and Thornburg
                                                 Funds; Comparison of
                                                 Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie and Thornburg
                                                 Funds; Principal Risk
                                                 Factors; Fees and Expenses
                                                 of Mackenzie and Thornburg
                                                 Thornburg Funds;
                                                 Comparative Fee Table;
                                                 Purchase, Redemption and
                                                 Exchange Procedures for
                                                 Mackenzie and Thornburg
                                                 Funds; Dividend Policies
                                                 of the Mackenzie and
                                                 Thornburg Funds;
                                                 Comparative Information on
                                                 Shareholder Rights;
                                                 Additional Information
                                                 About Mackenzie and
                                                 Thornburg Funds.

6.   Information About the Company               Summary of the Proposed
     Being Acquired                              Reorganization; Investment
                                                 Advisers and Distributors
                                                 of Mackenzie and Thornburg
                                                 Funds; Comparison of
                                                 Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie and Thornburg
                                                 Funds; Principal Risk
                                                 Factors; Fees and Expenses
                                                 of Mackenzie and Thornburg
                                                 Funds; Comparative Fee
                                                 Table; Purchase,
                                                 Redemption and Exchange
                                                 Procedures of Mackenzie
                                                 and Thornburg Funds;
                                                 Dividend Policies of
                                                 Mackenzie and Thornburg
                                                 Funds; Comparative
                                                 Information on Shareholder
                                                 Rights; Additional
                                                 Information about
                                                 Mackenzie and Thornburg
                                                 Funds.

7.   Voting Information                          Information About the
                                                 Reorganization; Voting
                                                 Information

8.   Interest of Certain                         Not Applicable
     Persons and Experts

9.   Additional Information Required for         Not Applicable
     Reoffering by Persons Deemed to be
     Underwriters


Part B.                                          Statement of Additional
Item No. and Caption                             Information Caption

10.  Cover Page                                  Cover Page

11.  Table of Contents                           Not Applicable

12.  Additional Information About Registrant     Statement of Additional
                                                 Information of Thornburg
                                                 Limited Term Municipal
                                                 Fund, Inc., November 1,
                                                 1996, as revised
                                                 May 6, 1997.

13.  Additional Information About the Company    Statement of Additional
     Being Acquired                              Information of Mackenzie
                                                 Series Trust, dated
                                                 October 25, 1996.

14.  Financial Statements                        Annual Report of Thornburg
                                                 Limited Term Municipal
                                                 Fund National Portfolio,
                                                 June 30, 1996; Semiannual
                                                 Report of Thornburg
                                                 Limited Term Municipal
                                                 Fund National Portfolio,
                                                 December 31, 1996;
                                                 Annual Report of Mackenzie
                                                 Limited Term Municipal
                                                 Fund, June 30, 1996;
                                                 Semiannual Report of
                                                 Mackenzie Limited Term
                                                 Municipal Fund,
                                                 December 31, 1996.

                                  Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
        (Thornburg Limited Term Municipal Fund California Portfolio)
                      Form N-14 Cross Reference Sheet

Part A.                                          Prospectus/Proxy Statement
Item No. and Caption                             Statement Caption

1.   Beginning of Registration Statement         Cover Page
     and Outside Front Cover Page of
     Prospectus

2.   Beginning and Outside Back Cover of         Table of Contents
     Prospectus

3.   Fee Table, Synopsis Information and         Summary of the Proposed
     Risk Factors                                Reorganization; Principal
                                                 Risk Factors; Comparative
                                                 Fee Table; Comparison of
                                                 Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie and Thornburg
                                                 Funds; Comparative
                                                 Information on Shareholder
                                                 Rights

4.   Information About the Transaction           Summary of the Proposed
                                                 Reorganization;
                                                 Information About the
                                                 Reorganization

5.   Information About the Registrant            Summary of the Proposed
                                                 Reorganization; Investment
                                                 Advisers and Distributors
                                                 of Mackenzie and Thornburg
                                                 Funds; Comparison of
                                                 Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie and Thornburg
                                                 Funds; Principal Risk
                                                 Factors; Fees and Expenses
                                                 of Mackenzie and Thornburg
                                                 Funds; Comparative Fee
                                                 Table; Purchase,
                                                 Redemption and Exchange
                                                 Procedures for the
                                                 Mackenzie and Thornburg
                                                 Funds; Dividend Policies
                                                 of Mackenzie and
                                                 Thornburg Funds;
                                                 Comparative Information on
                                                 Shareholder Rights;
                                                 Additional Information
                                                 About Mackenzie and
                                                 Thornburg Funds.

6.   Information About the Company               Summary of the Proposed
     Being Acquired                              Reorganization; Investment
                                                 Advisers and Distributors
                                                 of Mackenzie and Thornburg
                                                 Funds; Comparison of
                                                 Investment Objectives,
                                                 Policies and Restrictions
                                                 of Mackenzie and Thornburg
                                                 Funds; Principal Risk
                                                 Factors; Fees and Expenses
                                                 of Mackenzie and Thornburg
                                                 Funds; Comparative Fee
                                                 Table; Purchase,
                                                 Redemption and Exchange
                                                 Procedures of Mackenzie
                                                 and Thornburg Funds;
                                                 Dividend Policies of
                                                 Mackenzie and Thornburg
                                                 Funds; Comparative
                                                 Information on Shareholder
                                                 Rights; Additional
                                                 Information about
                                                 Mackenzie and Thornburg
                                                 Funds.

7.   Voting Information                          Information About the
                                                 Reorganization; Voting
                                                 Information

8.   Interest of Certain                         Not Applicable
     Persons and Experts

9.   Additional Information Required for         Not Applicable
     Reoffering by Persons Deemed to be
     Underwriters


Part B.                                          Statement of Additional
Item No. and Caption                             Information Caption

10.  Cover Page                                  Cover Page

11.  Table of Contents                           Not Applicable

12.  Additional Information About Registrant     Statement of Additional
                                                 Information of Thornburg
                                                 Limited Term Municipal
                                                 Fund, Inc., November 1,
                                                 1996, as revised
                                                 May 6, 1997.

13.  Additional Information About the Company    Statement of Additional
     Being Acquired                              Information of Mackenzie
                                                 Series Trust, dated
                                                 October 25, 1996.

14.  Financial Statements                        Annual Report of Thornburg
                                                 Limited Term Municipal
                                                 Fund California Portfolio,
                                                 June 30, 1996; Semiannual
                                                 Report of Thornburg
                                                 Limited Term Municipal
                                                 Fund California Portfolio,
                                                 December 31, 1996;
                                                 Annual Report of Mackenzie
                                                 California Municipal Fund,

                                                 June 30, 1996; Semiannual
                                                 Report of Mackenzie
                                                 California Municipal Fund,
                                                 December 31, 1996.

                                                 Pro forma financial
                                                 statements

                                  Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Part C
Other Information
-----------------

Item 15.  Indemnification
-------------------------

     Reference is made to Article EIGHTH and paragraphs (e) and (f) of Article SEVENTH of the Registrant's Articles of Incorporation previously filed as Exhibit 1, to Article X of the Registrant's By-Laws previously filed as Exhibit 2 and to Section 2-418 of the Maryland General Corporation Law.

     Reference is also made to Section 7 of the Distribution Agreement previously filed as Exhibit 6(a).

     The directors and officers (the "insureds") of both the Registrant and the Adviser are insured under a joint directors and officers liability policy. The policy covers amounts which the insureds become legally obligated to pay by reason of any act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers the Registrant and the Adviser to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duty.

     The application for the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange commission:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

     (1) Articles of Incorporation, as amended, filed as exhibit (1) to original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

     (2) By-laws, filed as exhibit (2) to original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

     (3)  Not applicable.

     (4) Agreement and Plan of Reorganization - filed as Exhibit A to each of the Prospectus/Proxy Statements, filed with original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

     (5)  Not applicable.

     (6) (a) Form of Restated Investment Advisory Agreement incorporated by reference from post-effective amendment no. 25 to registrant's Registration Statement on Form N-1A, filed August 30, 1996

          (b) Form of Administrative Services Agreement, incorporated by reference from post-effective amendment no. 25 to registrant's Registration Statement on Form N-1A, filed August 30, 1996

     (7)  Form of Underwriting Agreement, filed with original
          Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

     (8)  Not applicable.

     (9) Form of Custody Agreement, filed with pre-effective amendment no. 1 to this Registration Statement on July 11, 1997, and incorporated herein by reference.

     (10) (a)  Form of Class A Service Plan, filed with original
               Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

          (b) Multiple Class Plan pursuant to Rule 18f-3, as revised June 9, 1997, filed with original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

     (11) Opinion and consent of Koch, Kelly & McCarthy, P.A., filed with original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

     (12) (a) Form of opinion and consent of Dechert Price & Rhoads, relating to proposed acquisition of substantially all of the assets of Mackenzie Limited Term Municipal Fund by Thornburg Limited Term Municipal Fund National Portfolio.

          (b) Form of opinion and consent of Dechert Price & Rhoads, relating to proposed acquisition of substantially all of the assets of Mackenzie California Municipal Fund by Thornburg Limited Term Municipal Fund California Portfolio.

     (13)  Not applicable.

     (14) (a) Consent of McGladrey & Pullen, LLP, independent auditors, filed with original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.
           (b) Consent of Coopers & Lybrand, L.L.P., independent auditors, filed with original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

     (15)  Not applicable.

     (16) Powers of attorney, filed with pre-effective amendment no. 1 to this Registration Statement on July 11, 1997, and incorporated herein by reference.

     (17) (a) Declaration pursuant to Rule 24f-2, filed with original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

          (b) Proxy card (Mackenzie Limited Term Municipal Fund), filed with original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

          (c) Proxy card (Mackenzie California Municipal Fund), filed with original Registration Statement on Form N-14 on June 25, 1997, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

     (1) The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 22nd day of August, 1997. The Registrant represents that this amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1), and no material event requiring disclosure in the prospectus/proxy statements has occurred since the last date specified in Rule 485(b)(2).

                              THORNBURG LIMITED TERM MUNICIPAL FUND, INC.
                              Registrant
                                               *
                              By __________________________________________
                                 Brian J. McMahon, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


           *                                              *
--------------------------------        -----------------------------------
Brian J. McMahon, President             H. Garrett Thornburg, Jr., Chairman
and Principal Executive Officer         Director, Treasurer and Principal
                                        Financial and Accounting Officer

           *
--------------------------------
J. Burchenal Ault, Director


           *
--------------------------------
Eliot R. Cutler, Director


           *
--------------------------------
James E. Monaghan, Jr., Director


           *
--------------------------------
A. G. Newmyer III, Director


           *
--------------------------------
Richard M. Curry, Director


* By:      /s/
    ____________________________
    Charles W. N. Thompson, Jr.
    As Attorney-In-Fact                                 August 22, 1997

                             INDEX TO EXHIBITS



     (12) (a) Form of opinion and consent of Dechert Price & Rhoads, relating to proposed acquisition of substantially all of the assets of Mackenzie Limited Term Municipal Fund by Thornburg Limited Term Municipal Fund National Portfolio

          (b) Form of opinion and consent of Dechert Price & Rhoads, relating to proposed acquisition of substantially all of the assets of Mackenzie California Municipal Fund by Thornburg Limited Term Municipal Fund California Portfolio

                               EXHIBIT 12(a)


                              [Closing Date], 1997



Mackenzie Series Trust
 in respect of
 Mackenzie [               ] Municipal Fund
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida  33432

Thornburg [                                ]
 in respect of
 Thornburg [                               ]
119 East Marcy Street
Santa Fe, New Mexico  87501

Gentlemen:

     You have requested our opinion regarding certain federal income tax
consequences to Mackenzie [                         ] Municipal Fund
("Target"), a separate series of Mackenzie Series Trust ("Mackenzie"), to the holders of the shares of beneficial interest (the "shares") of Target (the
"Target shareholders"), and to Thornburg [                                 ]
("Acquiring Fund"), a separate series of Thornburg [                       ]
("Thornburg"), in connection with the proposed transfer of substantially all of the assets of Target to Acquiring Fund in exchange solely for voting shares of [beneficial interest/common stock] of Acquiring Fund ("Acquiring Fund shares") and the assumption by Acquiring Fund of certain liabilities of Target, followed by the distribution of such Acquiring Fund shares received by Target in complete liquidation, all pursuant to the Agreement and Plan of
Reorganization (the "Plan") dated as of [                       ], 1997 (the
"Reorganization").

     For purposes of this opinion, we have examined and rely upon (1) the
Plan, (2) the Form N-14, filed by Thornburg on [                          ],
1997, with the Securities and Exchange Commission, (3) the facts and
representations contained in the letter dated [                           ],
1997, addressed to us from Mackenzie, (4) the facts and representations
contained in the letter dated [                                           ],
1997, addressed to us from Thornburg, and (5) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion.

Mackenzie [                    ] Municipal Fund
Thornburg [                                ]
[Closing Date], 1997
Page 2



     This opinion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), United States Treasury regulations, judicial decisions and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof. This opinion is conditioned upon the Reorganization taking place in the manner described in the Plan and the Form N-14 referred to above.

     Based upon the foregoing, it is our opinion that:

     (1) The acquisition by Acquiring Fund of substantially all of the assets of Target in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of certain liabilities of Target, followed by the distribution of such Acquiring Fund shares to the Target shareholders in exchange for their Target shares in complete liquidation of Target, will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Fund and Target will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (2) No gain or loss will be recognized to Target upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of certain liabilities of Target, or upon the distribution to the Target shareholders of the Acquiring Fund shares.

     (3) No gain or loss will be recognized by Acquiring Fund upon the receipt of Target's assets in exchange for Acquiring Fund shares.

     (4) The basis of the assets of Target in the hands of Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of Target immediately prior to the Reorganization exchange.

     (5) The holding period of Target's assets in the hands of Acquiring Fund will include the period during which the assets were held by Target.

     (6) No gain or loss will be recognized to the Target shareholders upon the receipt of Acquiring Fund shares solely in exchange for Target shares.

     (7) The basis of the Acquiring Fund shares received by the Target shareholders will be the same as the basis of the Target shares surrendered in exchange therefor.

     (8) The holding period of the Acquiring Fund shares received by the Target shareholders will include the holding period of the Target shares surrendered in exchange therefor, provided that such Target shares were held as capital assets in the hands of the Target shareholders upon the date of the exchange.

Mackenzie [                    ] Municipal Fund
Thornburg [                                ]
[Closing Date], 1997
Page 3



     We express no opinion as to the federal income tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Plan.

                              Very truly yours,

                               EXHIBIT 12(b)


                              [Closing Date], 1997



Mackenzie Series Trust
 in respect of
 Mackenzie [               ] Municipal Fund
Via Mizner Financial Plaza
700 South Federal Highway
Boca Raton, Florida  33432

Thornburg [                                ]
 in respect of
 Thornburg [                               ]
119 East Marcy Street
Santa Fe, New Mexico  87501

Gentlemen:

     You have requested our opinion regarding certain federal income tax
consequences to Mackenzie [                         ] Municipal Fund
("Target"), a separate series of Mackenzie Series Trust ("Mackenzie"), to the holders of the shares of beneficial interest (the "shares") of Target (the
"Target shareholders"), and to Thornburg [                                 ]
("Acquiring Fund"), a separate series of Thornburg [                       ]
("Thornburg"), in connection with the proposed transfer of substantially all of the assets of Target to Acquiring Fund in exchange solely for voting shares of [beneficial interest/common stock] of Acquiring Fund ("Acquiring Fund shares") and the assumption by Acquiring Fund of certain liabilities of Target, followed by the distribution of such Acquiring Fund shares received by Target in complete liquidation, all pursuant to the Agreement and Plan of
Reorganization (the "Plan") dated as of [                       ], 1997 (the
"Reorganization").

     For purposes of this opinion, we have examined and rely upon (1) the
Plan, (2) the Form N-14, filed by Thornburg on [                          ],
1997, with the Securities and Exchange Commission, (3) the facts and
representations contained in the letter dated [                           ],
1997, addressed to us from Mackenzie, (4) the facts and representations
contained in the letter dated [                                           ],
1997, addressed to us from Thornburg, and (5) such other documents and instruments as we have deemed necessary or appropriate for purposes of rendering this opinion.

Mackenzie [                    ] Municipal Fund
Thornburg [                                ]
[Closing Date], 1997
Page 2



     This opinion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), United States Treasury regulations, judicial decisions and administrative rulings and pronouncements of the Internal Revenue Service, all as in effect on the date hereof. This opinion is conditioned upon the Reorganization taking place in the manner described in the Plan and the Form N-14 referred to above.

     Based upon the foregoing, it is our opinion that:

     (1) The acquisition by Acquiring Fund of substantially all of the assets of Target in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of certain liabilities of Target, followed by the distribution of such Acquiring Fund shares to the Target shareholders in exchange for their Target shares in complete liquidation of Target, will constitute a reorganization within the meaning of Section 368(a) of the Code. Acquiring Fund and Target will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code.

     (2) No gain or loss will be recognized to Target upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of certain liabilities of Target, or upon the distribution to the Target shareholders of the Acquiring Fund shares.

     (3) No gain or loss will be recognized by Acquiring Fund upon the receipt of Target's assets in exchange for Acquiring Fund shares.

     (4) The basis of the assets of Target in the hands of Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of Target immediately prior to the Reorganization exchange.

     (5) The holding period of Target's assets in the hands of Acquiring Fund will include the period during which the assets were held by Target.

     (6) No gain or loss will be recognized to the Target shareholders upon the receipt of Acquiring Fund shares solely in exchange for Target shares.

     (7) The basis of the Acquiring Fund shares received by the Target shareholders will be the same as the basis of the Target shares surrendered in exchange therefor.

     (8) The holding period of the Acquiring Fund shares received by the Target shareholders will include the holding period of the Target shares surrendered in exchange therefor, provided that such Target shares were held as capital assets in the hands of the Target shareholders upon the date of the exchange.

Mackenzie [                    ] Municipal Fund
Thornburg [                                ]
[Closing Date], 1997
Page 3



     We express no opinion as to the federal income tax consequences of the Reorganization except as expressly set forth above, or as to any transaction except those consummated in accordance with the Plan.

                              Very truly yours,